Employee benefit plans (Amounts Recognized in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Japanese plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	¥ (288,126)	¥ (395,686)
Prior service costs	36,980	39,699
Net transition obligation	0	0
Net amount recognized	(251,146)	(355,987)
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	(116,700)	(137,443)
Prior service costs	(2,151)	(3,491)
Net transition obligation	0	0
Net amount recognized	¥ (118,851)	¥ (140,934)